Revenues by products (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue from External Customer [Line Items]
Revenue, Coal Services	$ 78,912,770	$ 74,287,993
Coke
Revenue from External Customer [Line Items]
Revenue, Coal Services	38,656,636	35,970,933
Coal Tar
Revenue from External Customer [Line Items]
Revenue, Coal Services	1,946,314	3,358,513
Raw Coal
Revenue from External Customer [Line Items]
Revenue, Coal Services	5,441,981	15,073,052
Washed Coal
Revenue from External Customer [Line Items]
Revenue, Coal Services	$ 32,867,839	$ 19,885,495